Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Variable Interest Entity [Line Items]
Total assets	¥ 392,937,755	¥ 397,883,536
Cash and due from banks	4,055,804	4,416,646
Interest-earning deposits in other banks	104,083,772	105,701,977
Trading account assets	54,148,540	49,769,406
Investment securities	54,827,505	62,399,298
Total liabilities	373,456,702	379,366,449
Deposits	244,890,984	247,136,000
Long-term debt	24,554,156	40,012,819
Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	22,089,278	22,608,659
Cash and due from banks	5,604	10,146
Interest-earning deposits in other banks	62,694	34,166
Trading account assets	1,271,717	1,266,293
Investment securities	2,490,850	2,320,543
Loans	16,639,950	17,514,131
All other assets	1,618,463	1,463,380
Total liabilities	616,719	556,291
Deposits	0	0
Other short-term borrowings	40,825	46,208
Long-term debt	440,416	379,017
All other liabilities	135,478	131,066
Consolidated VIEs | Consolidated VIEs before Elimination
Variable Interest Entity [Line Items]
Total assets	24,427,028	26,279,985
Cash and due from banks	69,036	78,882
Interest-earning deposits in other banks	98,836	75,424
Trading account assets	1,307,441	1,338,510
Investment securities	3,090,934	2,920,762
Loans	18,076,338	20,373,266
All other assets	1,784,443	1,493,141
Total liabilities	23,871,263	25,638,790
Deposits	1,884,244	3,292,449
Other short-term borrowings	8,387,055	8,599,859
Long-term debt	12,076,859	12,293,921
All other liabilities	1,523,105	1,452,561
Consolidated VIEs | Consolidated VIEs before Elimination | Asset-backed conduits
Variable Interest Entity [Line Items]
Total assets	7,837,476	8,186,919
Cash and due from banks	59,653	66,761
Interest-earning deposits in other banks	9,056	33,826
Trading account assets	30,660	45,689
Investment securities	1,066,793	860,760
Loans	6,635,495	7,045,964
All other assets	35,819	133,919
Total liabilities	7,863,659	8,162,014
Deposits	0	0
Other short-term borrowings	5,909,982	6,331,278
Long-term debt	1,438,850	1,371,157
All other liabilities	514,827	459,579
Consolidated VIEs | Consolidated VIEs before Elimination | Investment funds
Variable Interest Entity [Line Items]
Total assets	1,931,625	1,662,843
Cash and due from banks	3,627	1,759
Interest-earning deposits in other banks	77,762	30,748
Trading account assets	316,919	337,619
Investment securities	82,111	77,334
Loans	0	0
All other assets	1,451,206	1,215,383
Total liabilities	1,401,945	1,147,832
Deposits	0	0
Other short-term borrowings	1,389,280	1,136,495
Long-term debt	8,944	8,772
All other liabilities	3,721	2,565
Consolidated VIEs | Consolidated VIEs before Elimination | Special purpose entities created for structured financing
Variable Interest Entity [Line Items]
Total assets	264,271	248,049
Cash and due from banks	0	0
Interest-earning deposits in other banks	7,299	3,820
Trading account assets	0	0
Investment securities	0	0
Loans	161,314	143,688
All other assets	95,658	100,541
Total liabilities	143,924	136,230
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	132,986	117,947
All other liabilities	10,938	18,283
Consolidated VIEs | Consolidated VIEs before Elimination | Repackaged instruments
Variable Interest Entity [Line Items]
Total assets	299,749	296,435
Cash and due from banks	5,267	9,892
Interest-earning deposits in other banks	0	0
Trading account assets	134,983	137,795
Investment securities	142,925	132,951
Loans	15,000	15,000
All other assets	1,574	797
Total liabilities	281,658	301,045
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	234,474	287,192
All other liabilities	47,184	13,853
Consolidated VIEs | Consolidated VIEs before Elimination | Securitization of the MUFG Group’s assets
Variable Interest Entity [Line Items]
Total assets	9,973,885	10,447,956
Cash and due from banks	0	0
Interest-earning deposits in other banks	571	1,664
Trading account assets	0	0
Investment securities	0	0
Loans	9,957,585	10,428,225
All other assets	15,729	18,067
Total liabilities	9,986,252	10,460,439
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	9,982,854	10,454,694
All other liabilities	3,398	5,745
Consolidated VIEs | Consolidated VIEs before Elimination | Trust arrangements
Variable Interest Entity [Line Items]
Total assets	3,881,900	5,352,775
Cash and due from banks	0	0
Interest-earning deposits in other banks	0	0
Trading account assets	818,856	803,348
Investment securities	1,760,368	1,811,498
Loans	1,302,675	2,737,908
All other assets	1	21
Total liabilities	3,882,061	5,352,880
Deposits	1,884,244	3,292,449
Other short-term borrowings	1,086,986	1,131,120
Long-term debt	0	0
All other liabilities	910,831	929,311
Consolidated VIEs | Consolidated VIEs before Elimination | Other
Variable Interest Entity [Line Items]
Total assets	238,122	85,008
Cash and due from banks	489	470
Interest-earning deposits in other banks	4,148	5,366
Trading account assets	6,023	14,059
Investment securities	38,737	38,219
Loans	4,269	2,481
All other assets	184,456	24,413
Total liabilities	311,764	78,350
Deposits	0	0
Other short-term borrowings	807	966
Long-term debt	278,751	54,159
All other liabilities	32,206	23,225
Consolidated VIEs | The amounts eliminated in consolidation
Variable Interest Entity [Line Items]
Total assets	(2,337,750)	(3,671,326)
Cash and due from banks	(63,432)	(68,736)
Interest-earning deposits in other banks	(36,142)	(41,258)
Trading account assets	(35,724)	(72,217)
Investment securities	(600,084)	(600,219)
Loans	(1,436,388)	(2,859,135)
All other assets	(165,980)	(29,761)
Total liabilities	(16,627,232)	(16,806,678)
Deposits	(369)	(432)
Other short-term borrowings	(4,279,490)	(4,242,371)
Long-term debt	(11,630,196)	(11,888,346)
All other liabilities	(717,177)	(675,529)
Consolidated VIEs | The amount of liabilities with recourse to the general credit of the MUFG Group
Variable Interest Entity [Line Items]
Total liabilities	(6,627,312)	(8,275,821)
Deposits	(1,883,875)	(3,292,017)
Other short-term borrowings	(4,066,740)	(4,311,280)
Long-term debt	(6,247)	(26,558)
All other liabilities	¥ (670,450)	¥ (645,966)